Document And Entity Information	Oct. 27, 2022
Document Information [Line Items]
Entity, Registrant Name	CONNECTONE BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Oct. 27, 2022
Entity, Incorporation, State or Country Code	NJ
Entity, File Number	000-11486
Entity, Tax Identification Number	52-1273725
Entity, Address, Address Line One	301 Sylvan Avenue
Entity, Address, City or Town	Englewood Cliffs
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07632
City Area Code	201
Local Phone Number	816-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000712771
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock
Trading Symbol	CNOB
Security Exchange Name	NASDAQ
DepositarySharesEachRepresentingA140thInterestInAShareOf525SeriesANoncumulativePerpetualPreferredStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 5.25% Series A Non-Cumulative, perpetual preferred stock)
Trading Symbol	CNOBP
Security Exchange Name	NASDAQ